DUAL-CLASS ORDINARY SHARES STRUCTURE	6 Months Ended
Jun. 30, 2021
DUAL-CLASS ORDINARY SHARES STRUCTURE

14. DUAL-CLASS ORDINARY SHARES STRUCTURE

On May 6, 2019, an extraordinary general meeting was held to adjust the authorized share capital and to adopt a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares. Each Class A ordinary share is entitled to one vote per share on all matters subject to vote at general meetings of the Group. Each Class B ordinary share is entitled to fifty (50) votes per share on all matters subject to vote at general meetings of the Group. Class A ordinary shares and Class B ordinary shares were split from the ordinary shares issued at the time of change. No new shares were issued. Only Mr. Jun Zhu and Incsight Limited (“Incsight”) hold Class B ordinary shares. As of June 30, 2021, there were 580,596,665 ordinary shares issued and outstanding, being the sum of 566,989,331 Class A ordinary shares and 13,607,334 Class B ordinary shares.